Leases - Summary of Future Minimum Payments Under Operating Lease Obligations (Detail) - New Academy Holding Company, LLC $ in Thousands	Feb. 02, 2019 USD ($)
Leases Disclosure [Line Items]
2019	$ 192,632
2020	193,878
2021	192,610
2022	188,048
2023	177,750
Thereafter	1,172,506
Total minimum lease payments	2,117,424
Lease minimum sublease income	(7,719)
Net minimum lease payments	$ 2,109,705